SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2022	2021	2020
Revenues
Dividends from subsidiaries	$540.5	$2,847.0	$4,096.5
Undistributed income from subsidiaries	325.0	674.9	1,774.4
Equity in net income of subsidiaries	865.5	3,521.9	5,870.9
Intercompany investment income	92.7	4.5	16.5
Total revenues	958.2	3,526.4	5,887.4
Expenses
Interest expense	246.0	220.0	218.1
Deferred compensation[1]	25.3	8.8	33.9
Other operating costs and expenses	6.8	6.8	7.2
Total expenses	278.1	235.6	259.2
Income before income taxes	680.1	3,290.8	5,628.2
Benefit for income taxes	41.4	60.1	76.4
Net income	721.5	3,350.9	5,704.6
Other comprehensive income (loss)	(2,842.7)	(891.0)	587.3
Comprehensive income (loss)	$(2,121.2)	$2,459.9	$6,291.9
[1] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	December 31,
	2022	2021
Assets
Investment in affiliate	$5.0	$5.0
Investment in subsidiaries	17,911.8	19,512.2
Receivable from investment subsidiary	4,098.7	3,382.1
Intercompany receivable	466.2	387.2
Net federal deferred income taxes	64.3	65.1
Other assets	150.6	207.3
Total assets	$22,696.6	$23,558.9
Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$417.3	$428.5
Debt[1]	6,388.3	4,898.8
Total liabilities	6,805.6	5,327.3
Serial Preferred Shares (authorized 20.0)
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)	493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 212.7 and 213.2)	584.9	584.4
Paid-in capital	1,893.0	1,772.9
Retained earnings	15,721.2	15,339.7
Total accumulated other comprehensive income (loss)	(2,802.0)	40.7
Total shareholders’ equity	15,891.0	18,231.6
Total liabilities and shareholders’ equity	$22,696.6	$23,558.9
[1] Consists of long-term debt. See Note 4 – Debt in our Annual Report for further discussion.

See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2022	2021	2020
Cash Flows From Operating Activities:
Net income	$721.5	$3,350.9	$5,704.6
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries	(325.0)	(674.9)	(1,774.4)
Amortization of equity-based compensation	3.2	3.1	2.9
Changes in:
Intercompany receivable	(79.0)	86.6	(20.2)
Accounts payable, accrued expenses, and other liabilities	(21.5)	23.8	52.0
Income taxes	28.9	(154.8)	(52.2)
Other, net	60.1	76.8	40.4
Net cash provided by operating activities	388.2	2,711.5	3,953.1
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(797.8)	(397.3)	(27.1)
(Paid to) received from investment subsidiary	(716.6)	2,519.6	(2,989.7)
Acquisition of Protective Insurance Corporation	0	(337.5)	0
Acquisition of additional shares of ARX Holding Corp.	0	0	(233.2)
Net cash provided by (used in) investing activities	(1,514.4)	1,784.8	(3,250.0)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(234.0)	(3,746.5)	(1,551.0)
Dividends paid to preferred shareholders	(26.8)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities	(76.7)	(67.2)	(68.7)
Acquisition of treasury shares acquired in open market	(22.3)	(155.8)	(42.9)
Net proceeds from debt issuance	1,486.0	0	986.3
Payments of debt	0	(500.0)	0
Net cash provided by (used in) financing activities	1,126.2	(4,496.3)	(703.1)
Change in cash	0	0	0
Cash - beginning of year	0	0	0
Cash - end of year	$0	$0	$0
See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report to Shareholders of The Progressive Corporation and its subsidiaries, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the condensed statements of cash flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance investment subsidiary to meet its holding company obligations; at December 31, 2022, 2021, and 2020, $4.4 billion, $4.2 billion, and $6.2 billion, respectively, of marketable securities were available in this subsidiary.
Our condensed statement of cash flows for the year ended December 31, 2021, was revised to properly reflect the change in income taxes as a decrease to cash from operating activities rather than an increase as it was reported last year. At December 31, 2021, we had net taxes recoverable, compared to net taxes payable at December 31, 2020. Since income taxes recoverable/payable are components of “other assets” and “accounts payable, accrued expenses, and other liabilities,” respectively, in the condensed balance sheets, this revision had no impact on net cash provided by operating activities for the year ended December 31, 2021.
For the years ended December 31, non-cash activity included the following:

(millions)	2022	2021	2020
Common share dividends[1]	$58.5	$58.5	$2,694.5
Preferred share dividends[1]	13.4	13.4	13.4
Loan to ARX converted to capital contribution	0	0	225.0
[1] Declared but unpaid. See Note 14 – Dividends in the Annual Report for further discussion.

For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2022	2021	2020
Income taxes	$705.0	$815.0	$1,411.0
Interest	228.9	223.9	206.0
Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with its subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. The Progressive Corporation consolidated group’s net income taxes currently payable/recoverable are included in other liabilities/assets, respectively, in the accompanying condensed balance sheets based on the balance at the end of the year. The Progressive Corporation and its eligible subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the eligible subsidiaries under the written agreement are included in intercompany receivable in the accompanying condensed balance sheets.Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report.Note 4. Employee Benefit Plans — The information relating to incentive compensation and deferred compensation plans is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report.Note 5. Other Comprehensive Income (Loss) — On the condensed statements of comprehensive income, other comprehensive income (loss) represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on fixed-maturity securities, net unrealized losses on forecasted transactions, and foreign currency translation adjustments.Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in our Annual Report.